Concentrations (Details Narrative) - Cost of Goods Total [Member] - Number	11 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2016
Number of vendor	3	1
Vendor 1 [Member]
Concentration risk, percentage	46.00%	10.00%
Vendor 2 [Member]
Concentration risk, percentage	17.00%
Vendor 3 [Member]
Concentration risk, percentage	10.00%